SHARE BASED PAYMENTS - Subsequent (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Options	Dec. 31, 2022 CAD ($) Options	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options | $	$ 20,024		$ 14,754
Exercise of stock options
Disclosure of non-adjusting events after reporting period [line items]
Stock options exercised | Options	419,305	419,305
Proceeds from exercise of options	$ 351,000	$ 478,000